Securities (Tables)	12 Months Ended
Dec. 31, 2021
Securities
Schedule of amortized cost and approximate fair values, together with gross unrealized gains and losses of securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

	(In thousands)
Available-for-sale Securities:
December 31, 2021:
U.S. government agencies	$—	$—	$—	$—
Subordinated notes	28,837	76	(148)	28,765
State and municipal obligations	106,533	$11,015	—	117,548
Total debt securities	$135,370	$11,091	$(148)	$146,313
Available-for-sale Securities:
December 31, 2020:
U.S. government agencies	$10,000	$53	$—	$10,053
Subordinated notes	4,500	6	(1)	4,505
State and municipal obligations	129,006	$14,503	—	143,509
Total debt securities	$143,506	$14,562	$(1)	$158,067

Schedule of amortized cost and fair value of available-for-sale securities by contractual maturity

The amortized cost and fair value of available-for-sale securities at December 31, 2021, by contractual maturity, are shown below.  Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value

	(In thousands)
One to five years	$3,202	$3,191
Five to ten years	25,634	25,573
Over ten years	106,534	117,549
Totals	$135,370	$146,313

Schedule of investments' gross unrealized losses and fair value, aggregated by investment category and length of time

The following tables show the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2021 and 2020:

December 31, 2021
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

(In thousands)
US government agencies	$—	$—	$—	$—	$—	$—
Subordinated notes	$14,204	$(148)	$—	$—	$14,204	$(148)
State and municipal obligations	$—	$—	$—	$—	$—	$—
Total temporarily impaired securities	$14,204	$(148)	$—	$—	$14,204	$(148)

December 31, 2020
	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

(In thousands)
US government agencies	$—	$—	$—	$—	$—	$—
Subordinated notes	—	$—	$1,000	$(1)	$1,000	$(1)
State and municipal obligations	$—	$—	$––	$––	$—	$—
Total temporarily impaired securities	$—	$—	$1,000	$(1)	$1,000	$(1)